Subsidiary undertakings, joint ventures and associates - Subsidiaries (Details)	12 Months Ended
Mar. 31, 2018
Warwick Technology Park Management Company (No 2) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.56%
New England Hydro Finance Company, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	53.704%
New England Hydro-Transmission Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	53.704%
New England Hydro-Transmission Electric Company Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	53.704%
Vermont Green Line Devco, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%